Deferred income	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Deferred income

23.	Deferred income

	30 June 2026	31 December 2025
	€’000	€’000
Contract liabilities - engineering services (BrightHy)	1,065	321
Total deferred income	1,065	321

Contract liabilities represent amounts invoiced to customers of BrightHy in advance of the satisfaction of the related performance obligations.